Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ▪ March 31, 2023 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.2%)
	Automobiles (0.7%)
165,143	Rivian Automotive, Inc., Class A (a)	$2,556,414
35,390	Tesla, Inc. (a)	7,342,009
		9,898,423
	Biotechnology (1.1%)
142,066	Intellia Therapeutics, Inc. (a)	5,294,800
13,550	Moderna, Inc. (a)	2,081,009
798,409	ProKidney Corp. (a)	9,037,990
		16,413,799
	Broadline Retail (5.9%)
1,470,660	Coupang, Inc. (a)	23,530,560
813,619	Global-e Online Ltd. (a)	26,222,941
29,172	MercadoLibre, Inc. (a)	38,450,446
		88,203,947
	Capital Markets (0.9%)
187,209	Coinbase Global, Inc., Class A (a)(b)	12,649,712

	Chemicals (0.3%)
3,219,948	Ginkgo Bioworks Holdings, Inc. (a)(b)	4,282,531

	Commercial Services & Supplies (0.2%)
2,348,903	Aurora Innovation, Inc. (a)	3,264,975

	Electronic Equipment, Instruments & Components (0.0%)
3,889	Magic Leap, Inc., Class A (a)(d)(e) (acquisition cost — $1,890,214; acquired 12/22/15)	—

	Entertainment (6.6%)
1,876,293	ROBLOX Corp., Class A (a)	84,395,659
155,314	Sea Ltd. ADR (a)	13,442,427
		97,838,086
	Financial Services (6.8%)
37,082	Adyen NV (a)	59,087,491
871,868	Affirm Holdings, Inc. (a)	9,825,952
472,412	Block, Inc., Class A (a)	32,431,084
		101,344,527
	Ground Transportation (8.1%)
7,172,271	Grab Holdings Ltd., Class A (a)	21,588,536
3,143,325	Uber Technologies, Inc. (a)	99,643,402
		121,231,938
	Health Care Providers & Services (4.8%)
3,025,566	Agilon health, Inc. (a)	71,857,192

	Health Care Technology (3.2%)
1,468,722	Doximity, Inc., Class A (a)	47,557,218

	Hotels, Restaurants & Leisure (5.4%)
1,277,423	DoorDash, Inc., Class A (a)	81,193,006

	Information Technology Services (20.2%)
1,560,048	Cloudflare, Inc., Class A (a)	96,192,560
2,137,631	Shopify, Inc., Class A (a)	102,478,030
660,527	Snowflake, Inc., Class A (a)	101,912,711
		300,583,301
	Leisure Products (2.3%)
3,066,397	Peloton Interactive, Inc., Class A (a)	34,772,942

	Life Sciences Tools & Services (2.3%)
590,175	10X Genomics, Inc., Class A (a)	32,925,863

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

8,337	Illumina, Inc. (a)	1,938,770
		34,864,633
	Media (6.5%)
1,590,820	Trade Desk, Inc., Class A (a)	96,896,846

	Pharmaceuticals (5.1%)
2,109,598	Royalty Pharma PLC, Class A	76,008,816

	Semiconductors & Semiconductor Equipment (1.5%)
31,920	ASML Holding NV	21,728,263

	Software (8.3%)
608,212	Bill.Com Holdings, Inc. (a)	49,350,322
511,871	Gitlab, Inc., Class A (a)	17,552,057
28,151	MicroStrategy, Inc., Class A (a)(b)	8,229,100
362,872	Procore Technologies, Inc. (a)	22,726,673
1,277,932	Samsara, Inc., Class A (a)	25,200,819
		123,058,971
	Specialty Retail (3.0%)
933,813	Carvana Co. (a)(b)	9,142,029
236,970	Floor & Decor Holdings, Inc., Class A (a)	23,275,194
362,442	Wayfair, Inc., Class A (a)	12,446,259
		44,863,482
	Total Common Stocks (Cost $1,881,461,855)	1,388,512,608

NUMBER OF WARRANTS
Warrants (0.0%) (c)
Chemicals (0.0%) (c)
343,913	Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $1,145,230)	61,904

NUMBER OF SHARES
	Preferred Stocks (2.8%)
	Software (2.8%)
761,973	Databricks, Inc., Series H (a)(d)(e) (acquisition cost — $55,992,926; acquired 8/31/21)	41,916,135
197,427	Lookout, Inc., Series F (a)(d)(e) (acquisition cost — $2,255,228; acquired 6/17/14)	681,123
	Total Preferred Stocks (Cost $58,248,154)	42,597,258

	Investment Company (1.4%)
1,236,693	Grayscale Bitcoin Trust (a) (Cost $41,373,150)	20,232,297

NUMBER OF SHARES (000)
Short-Term Investments (3.8%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.5%)
21,409	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	21,408,827

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.3%)
$2,433	HSBC Securities USA, Inc. (4.80%, dated 3/31/23, due 4/3/23; proceeds $2,433,794; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $2,481,487)	2,432,821
2,433	Merrill Lynch & Co., Inc. (4.80%, dated 3/31/23, due 4/3/23; proceeds $2,433,794; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $2,481,493)	2,432,821
	Total Securities held as Collateral on Loaned Securities (Cost $26,274,469)	26,274,469

NUMBER OF SHARES (000)
	Investment Company (2.0%)
30,339	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio – Institutional Class (f) (Cost $30,339,178)		30,339,178
	Total Short-Term Investments (Cost $56,613,647)		56,613,647

	Total Investments Excluding Purchased Options (Cost $2,038,842,036)	101.2%	1,508,017,714

	Total Purchased Options Outstanding (Cost $5,818,008)	0.1%	1,777,344

	Total Investments (Cost $2,044,660,044) Including $26,659,593 of Securities Loaned (g)(h)(i)(j)	101.3%	1,509,795,058
	Liabilities in Excess of Other Assets	(1.3)	(19,517,639)
	Net Assets	100.0%	$1,490,277,419

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were $26,659,593 and $26,313,014 respectively. The Fund received cash collateral of $26,274,469, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of $38,545 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Amount is less than 0.05%.
(d)	At March 31, 2023, the Fund held fair valued securities valued at $42,597,258, representing 2.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(e)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2023 amounts to $42,597,258 and represents 2.9% of net assets.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by $11,183 relating to the Fund's investment in the Liquidity Funds.

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(h)	The fair value and percentage of net assets, $59,087,491 and 4.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.
(i)	Securities are available for collateral in connection with purchased options.
(j)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $110,707,593 and the aggregate gross unrealized depreciation is $645,572,579, resulting in net unrealized depreciation of $534,864,986.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2023:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED DEPRECIATION
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	3,832,346	3,832	$2,541	$18,451	$(15,910)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	287,053,286	287,053	1,049,754	1,351,254	(301,500)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	456,541,099	456,541	294,012	2,266,727	(1,972,715)
Standard Chartered Bank	USD/CNH	CNH	.57	Aug-23	488,704,358	488,704	431,037	2,181,576	(1,750,539)
							$1,777,344	$5,818,008	$(4,040,664)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

CONSOLIDATED SUMMARY OF INVESTMENTS

INDUSTRY†	VALUE		PERCENT OF TOTAL INVESTMENTS
Information Technology Services	$300,583,301		20.3%
Software	165,656,229		11.2
Financial Services	121,576,824		8.2
Ground Transportation	121,231,938		8.2
Entertainment	97,838,086		6.6
Media	96,896,846		6.5
Broadline Retail	88,203,947		5.9
Hotels, Restaurants & Leisure	81,193,006		5.5
Pharmaceuticals	76,008,816		5.1
Health Care Providers & Services	71,857,192		4.8
Health Care Technology	47,557,218		3.2
Specialty Retail	44,863,482		3.0
Life Sciences Tools & Services	34,864,633		2.4
Leisure Products	34,772,942		2.3
Investment Companies	30,339,178		2.0
Semiconductors & Semiconductor Equipment	21,728,263		1.5
Biotechnology	16,413,799		1.1
Capital Markets	12,649,712		0.9
Automobiles	9,898,423		0.7
Chemicals	4,344,435		0.3
Commercial Services & Supplies	3,264,975		0.2
Call Options Purchased	1,777,344		0.1
Electronic Equipment, Instruments & Components	—	††	0.0
	$1,483,520,589	††	100.0%

†	Does not reflect the value of securities held as collateral on loaned securities.
††	Includes a security valued at zero.

Morgan Stanley Insight Fund

Notes to Consolidated Portfolio of Investments ▪ March 31, 2023 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Fund’s Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Common Stocks
Automobiles	$9,898,423	$—	$—		$9,898,423
Biotechnology	16,413,799	—	—		16,413,799
Broadline Retail	88,203,947	—	—		88,203,947
Capital Markets	12,649,712	—	—		12,649,712
Chemicals	4,282,531	—	—		4,282,531
Commercial Services & Supplies	3,264,975	—	—		3,264,975
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	97,838,086	—	—		97,838,086
Financial Services	42,257,036	59,087,491	—		101,344,527
Ground Transportation	121,231,938	—	—		121,231,938
Health Care Providers & Services	71,857,192	—	—		71,857,192
Health Care Technology	47,557,218	—	—		47,557,218
Hotels, Restaurants & Leisure	81,193,006	—	—		81,193,006
Information Technology Services	300,583,301	—	—		300,583,301
Leisure Products	34,772,942	—	—		34,772,942
Life Sciences Tools & Services	34,864,633	—	—		34,864,633
Media	96,896,846	—	—		96,896,846
Pharmaceuticals	76,008,816	—	—		76,008,816
Semiconductors & Semiconductor Equipment	21,728,263	—	—		21,728,263
Software	123,058,971	—	—		123,058,971
Specialty Retail	44,863,482	—	—		44,863,482
Total Common Stocks	1,329,425,117	59,087,491	—	†	1,388,512,608	†
Warrant
Chemicals	61,904	—	—		61,904
Preferred Stocks
Software	—	—	42,597,258		42,597,258
Investment Company	20,232,297	—	—		20,232,297
Call Options Purchased	—	1,777,344	—		1,777,344
Short-Term Investments
Investment Company	51,748,005	—	—		51,748,005
Repurchase Agreements	—	4,865,642	—		4,865,642
Total Short-Term Investments	51,748,005	4,865,642	—		56,613,647
Total Assets	$1,401,467,323	$65,730,477	$42,597,258	†	$1,509,795,058	†

† Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK		PREFERRED STOCKS
Beginning Balance	$-	†	$42,844,042
Purchases	-		-
Sales	-		-
PIPE transactions	-		-
Transfers in	-		-
Transfers out	-		-
Corporate actions	-		-
Change in unrealized appreciation (depreciation)	-		(246,784)
Realized gains (losses)	-		-
Ending Balance	$-	†	$42,597,258

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$-		$(246,784)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of March 31, 2023.

	Fair Value at March 31, 2023	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$42,597,258	Market Transaction Method	Precedent Transaction	$60.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.5%-15.5%/14.5%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x-13.7x/11.9x	Increase
			Discount for Lack of Marketability	15.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	7.4x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.